Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings (Loss) Per Share
Earnings (Loss) Per Share

14. Earnings (Loss) Per Share

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Three months ended March 31,
	2020	2019
Net loss	$(34,618)	$(23,440)
Weighted average shares outstanding
Basic	2,897,568	2,672,502
Diluted	2,897,568	2,672,502
Basic earnings per common share	$(11.95)	$(8.77)
Diluted earnings per common share	$(11.95)	$(8.77)

There was no dilutive effect of common stock equivalents for the three months ended March 31, 2020 or 2019 because the effect of their inclusion would have been anti-dilutive.

There was no dilutive effect of common stock equivalents for the years ended March 31, 2020 and 2019 because the effect of their inclusion would have been anti-dilutive. Using the treasury stock method, the weighted-average common stock equivalents excluded from diluted EPS were 157.9 million shares and 136.4 million shares for the three months ended March 31, 2020 and 2019, respectively. The restricted stock units are not included in the common stock equivalents because the number of shares used to settle them is not known.

15. Earnings (Loss) Per Share

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss	$(98,895)	$(55,803)
Weighted average shares outstanding
Basic	2,739,505	2,645,194
Diluted	2,739,505	2,645,194
Basic earnings per common share	$(36.10)	$(21.10)
Diluted earnings per common share	$(36.10)	$(21.10)

There was no dilutive effect of common stock equivalents for the twelve months ended December 31, 2019 or 2018 because the effect of their inclusion would have been anti-dilutive.

There was no dilutive effect of common stock equivalents for the years ended December 31, 2019 and 2018 because the effect of their inclusion would have been anti-dilutive. Using the treasury stock method, the weighted-average common stock equivalents excluded from diluted EPS were 152.2 million shares and 131.5 million shares for the years ended December 31, 2019 and 2018, respectively. The restricted stock units are not included in the common stock equivalents because the number of shares used to settle them in not known.